Other current liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Other current liabilities.
Summary of other current liabilities

	At June 30,	At December 31,
(Euro thousands)	2026	2025
Due to related companies	53,565	37,553
Loan note	42,036	40,779
Accrued expenses	14,013	16,528
Payroll and employee benefits payables	13,826	17,618
Tax payables	6,418	7,372
Customer advances	5,322	5,190
Warrant liabilities	252	273
Other	5,247	8,704
Total other current liabilities	140,679	134,017